VictoryShares International Value Momentum ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Nasdaq DM Ex United States Large Mid Cap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.80%	9.15%	7.59%
Nasdaq Victory International Value Momentum Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		45.01%
Blended-Nasdaq Victory International Value Momentum Index/MSCI World ex USA Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	45.01%	12.02%	7.52%
VictoryShares International Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		44.43%	11.50%	6.73%	[2]
VictoryShares International Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.88%	10.46%	5.90%	[2]
VictoryShares International Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.96%	8.90%	5.17%	[2]

[1]	The Blended-Nasdaq Victory International Value Momentum Index/MSCI World ex USA Select Value Momentum Blend Index performance reflects that of the MSCI World ex USA Select Value Momentum Blend Index, the Fund's prior index, through October 31, 2022, and the Nasdaq Victory International Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.